Annual Total Returns - FidelityConvertibleSecuritiesFund-RetailPRO - FidelityConvertibleSecuritiesFund-RetailPRO - Fidelity Convertible Securities Fund - Fidelity Convertible Securities Fund	Jan. 29, 2024
Bar Chart Table:
Annual Return 2014	9.26%
Annual Return 2015	(9.36%)
Annual Return 2016	5.97%
Annual Return 2017	9.66%
Annual Return 2018	(1.49%)
Annual Return 2019	28.57%
Annual Return 2020	42.59%
Annual Return 2021	10.05%
Annual Return 2022	(15.32%)
Annual Return 2023	11.42%